FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following table represents the Company’s liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820, “Fair Value Measurement.”

	March 31, 2022				December 31, 2021
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Non-employee Warrants	$22,373	$10,530	$11,843	$—	$17,210	$8,100	$9,110	$—
Non-employee Earnouts	27,345	—	—	27,345	21,466	—	—	21,466

	$49,718	$10,530	$11,843	$27,345	$38,676	$8,100	$9,110	$21,466

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820, “Fair Value Measurement.”

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Non-employee Warrants	$17,210	$8,100	$9,110	$—
Non-employee Earnouts	21,466	—	—	21,466

	$38,676	$8,100	$9,110	$21,466

Schedule of level 3 activity measured on a recurring basis	The following table summarizes the Level 3 activity measured on a recurring basis.

Balance, December 31, 2021	$21,466
Mark-to-market loss on non-employee Earnouts	5,879

Balance, March 31, 2022	$27,345

The following table summarizes the Level 3 activity measured on a recurring basis.

Balance, December 31, 2020	$—
Initial valuation of the Non-employee Earnout liability	68,412
Mark-to-market (gain) on Non-employee Earnout liability	(46,946)

Balance, December 31, 2021	$21,466

Schedule of remeasuring the fair value of outstanding non-employee earnout shares liabilities
The following table presents the assumptions used to remeasure the fair value of outstanding non-employee
Earnouts liabilities for the periods presented.

	March 31, 2022	December 31, 2021
Expected term (in years)	4.48	4.72
Stock price	$5.09	$4.50
Expected stock price volatility	70.0%	65.0%
Risk-free interest rate	2.4%	1.2%
Expected Dividends	—%	—%
Fair Value (per earnout)	$3.57	$2.80

The following table presents the assumptions used for the initial measurement of the Earnouts (both employee and non-employee)
on September 20, 2021 and to remeasure the fair value of outstanding
Non-employee
Earnouts liabilities as of December 31, 2021.

	September 20, 2021	December 31, 2021
Expected term (in years)	5.00	4.72
Stock price	$11.20	$4.50
Expected stock price volatility	35.0%	65.0%
Risk-free interest rate	0.8%	1.2%
Expected dividends	—%	—%
Fair Value (per Earnout)	$8.94	$2.80